Financial Instruments - Fair Values and Risk Management - Additional Information (Detail) $ in Millions					1 Months Ended				3 Months Ended	12 Months Ended
	Apr. 09, 2024 EUR (€)	Apr. 04, 2024 EUR (€)	Mar. 31, 2024 EUR (€)	Jan. 01, 2024 EUR (€)	Jun. 30, 2024 USD ($)	Mar. 31, 2024 EUR (€)	Jan. 31, 2024 EUR (€)	Jul. 31, 2020 EUR (€)	Mar. 31, 2024 EUR (€)	Dec. 31, 2024 EUR (€) Customer	Dec. 31, 2023 EUR (€) Customer	Dec. 31, 2022 EUR (€) Customer	Mar. 25, 2025 EUR (€)	Mar. 25, 2025 USD ($)	Nov. 30, 2024 EUR (€)	Oct. 31, 2024 USD ($)	Oct. 17, 2024 EUR (€)	Oct. 17, 2024 USD ($)
Disclosure of detailed information about financial instruments [line items]
Transfers between Level 1 and Level 2, assets										€ 0	€ 0
Transfers between Level 1 and Level 2, liabilities										0	0
Transfers into Level 3, assets										0	0
Transfers out of Level 3, assets										0	0
Current and non-current receivables										3,595,000	5,681,000
Cash and cash equivalents										20,322,000	33,610,000
Long-term debt maturity						March 31, 2027	December 31, 2028
Cash consideration received for asset disposal										4,084,000		€ 624,000
Long-term loan			€ 2,500,000			€ 2,500,000			€ 2,500,000	18,720,000	17,353,000
Long-term debt nominal amount			€ 2,500,000			€ 2,500,000	€ 3,000,000		€ 2,500,000
Long-term debt interest rate basis							Euribor 3M
Long-term debt interest rate spread	2.50%		2.50%			2.50%	2.95%		2.50%
Debt guaranteeing loan percentage							90.00%
Amount paid back to parent's majority shareholder	€ 2,500,000
Interest-bearing loan effective date			Mar. 31, 2024
Interest bearing loan maturity date	Mar. 31, 2027		Mar. 31, 2027
Unused credit lines										€ 30,640,000
Borrowings interest rate			2.50%			2.50%			2.50%	6.308%
Impairment loss on trade receivables										€ 289,000	€ 33,000	€ 331,000
Equity attributable to owners of parent [member]
Disclosure of detailed information about financial instruments [line items]
Long-term loan			€ 2,255,000			€ 2,255,000			€ 2,255,000	€ 2,526,000
Long-term debt nominal amount			€ 2,500,000	€ 3,000,000		€ 2,500,000			€ 2,500,000
Long-term debt interest rate basis				Euribor 3M
Long-term debt interest rate spread			2.50%	2.95%		2.50%			2.50%
Debt guaranteeing loan percentage										90.00%
Interest bearing loan maturity date									Mar. 31, 2027
Fixed rate borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate										61.10%	45.50%
Italian Financial Institution [Member]
Disclosure of detailed information about financial instruments [line items]
Long-term loan										€ 1,170,000
Italian Financial Institution [Member] | Investments And Research And Development Expenses [member]
Disclosure of detailed information about financial instruments [line items]
Subsidized finance										314,000
Chinese Subsidiary And Brazilian Subsidiary
Disclosure of detailed information about financial instruments [line items]
Short-term borrowings										€ 2,622,000
Natuzzi Singapore PTE. LTD. [Member] | Truong Thanh Furniture Corporation
Disclosure of detailed information about financial instruments [line items]
Long-term loan | $					$ 1.4
Long-term debt interest rate basis					USD 1-Month
Long-term debt interest rate spread					0.25%
Proportion of ownership interest in subsidiary										20.00%
Events After Reporting Period [Member] | Equity attributable to owners of parent [member]
Disclosure of detailed information about financial instruments [line items]
Long-term debt interest rate spread		2.50%
Amount paid back to parent's majority shareholder		€ 2,500,000
Interest-bearing loan effective date		Mar. 31, 2024
Interest bearing loan maturity date		Mar. 31, 2027
Land [Member]
Disclosure of detailed information about financial instruments [line items]
Sale of properties															€ 2,900,000
Advance payment received sale of properties															€ 400,000
High Point Building [Member]
Disclosure of detailed information about financial instruments [line items]
Sale of properties | $																$ 12.1
Advance payment received sale of properties																3.8	€ 3,500,000	$ 3.8
Remaining settled from sale of properties | $																$ 8.3
High Point Building [Member] | Events After Reporting Period [Member]
Disclosure of detailed information about financial instruments [line items]
Sale of properties													€ 11,600,000	$ 12.1
Remaining settled from sale of properties													€ 8,100,000	$ 8.3
Trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
No. of customers | Customer										1	1	1
Revenue [member]
Disclosure of detailed information about financial instruments [line items]
No. of customers | Customer										1	1	1
Six-month Euribor (360) Plus 2.5% spread long term debt with maturing in August 2023 [member] | Romanian Financial Institution
Disclosure of detailed information about financial instruments [line items]
Long-term loan											€ 10,000,000
Long-term debt interest rate basis											6-month Euribor (360)
Long-term debt interest rate spread											2.50%
Six-month Euribor (360) plus 2.5% spread long term debt with maturing in March 2025 [member] | Romanian Financial Institution
Disclosure of detailed information about financial instruments [line items]
Long-term debt maturity											July 2025
Outstanding borrowings											€ 1,313,000
Long-term loan											€ 5,000,000
Long-term debt interest rate basis											6-month Euribor (360)
Long-term debt interest rate spread											2.50%
Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of uncollected outstanding balances of trade receivable in case of customer insolvency										85.00%
Percentage of insured trade receivables										15.00%
Current and non-current receivables										€ 18,089,000	€ 18,164,000
Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Additional renewal term of factoring agreement								5 years
Bottom Of Range [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum payment period for individual customers										30 days
Borrowings interest rate										3.00%	3.00%
Bottom Of Range [Member] | Trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of concentration risk										5.00%	5.00%	5.00%
Bottom Of Range [Member] | Revenue [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of concentration risk										5.00%	5.00%	5.00%
Bottom Of Range [Member] | Group's Distributors and Retailers [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of concentration risk										80.00%
Customer concentration transacting period										5 years
Top of Range [member]
Disclosure of detailed information about financial instruments [line items]
Maximum payment period for individual customers										90 days
Temporarily extended payment period for certain customers										120 days
Top of Range [member] | Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Short-term borrowings								€ 40,000,000